united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/16

Item 1. Reports to Stockholders.

Semi-Annual Report
October 31, 2016

1-888-451-TPFG
www.TPFG.com

Distributed by Northern Lights Distributors, LLC
FINRA Member

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures* for the periods ended October 31, 2016, compared to its benchmark:

			Annualized	Annualized Five	Annualized Since	Annualized Since
	Six Months	One Year	Three Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Core Equity Fund - Institutional Class	3.20%	1.42%	4.06%	9.55%	1.98%	N/A
Pacific Financial Core Equity Fund - Investor Class	2.76%	0.69%	3.30%	8.73%	N/A	8.49%
S&P 500 Total Return Index **	4.06%	4.51%	8.84%	13.57%	5.93%	13.52%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.96% for Institutional Class Shares and 2.71% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type as of October 31, 2016	% of Net Assets
Exchange Traded Funds - Equity Funds	82.80%
Mutual Funds - Equity Funds	15.91%
Money Market Funds	11.41%
Liabilities in Excess of Other Assets	-10.12%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures* for the periods ended October 31, 2016, compared to its benchmark:

			Annualized	Annualized	Annualized Since	Annualized Since
	Six Month	One Year	Three Year	Five Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Explorer Fund - Institutional Class	2.12%	0.04%	4.93%	9.82%	1.86%	N/A
Pacific Financial Explorer Fund - Investor Class	1.76%	(0.71)%	4.18%	9.02%	N/A	7.49%
S&P 500 Total Return Index **	4.06%	4.51%	8.84%	13.57%	5.93%	13.52%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.84% for Institutional Class Shares and 2.59% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.

Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Sector or Asset Class as of October 31, 2016	% of Net Assets
Money Market Funds	26.92%
Technology	25.20%
Health & Biotechnology	14.80%
Energy	14.64%
Financial Services	12.90%
Leisure Industry	8.32%
Mid Cap Growth & Income	5.26%
Utility	4.42%
Small Cap Growth & Income	4.36%
Other*	9.21%
Liabilities in Excess of Other Assets	-26.03%
100.00%

*	Other represents less than 4.36% weightings in the following categories: Consumer Defensive, Industrial and Real Estate.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures* for the periods ended October 31, 2016, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Since	Annualized Since
	Six Month	One Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial International Fund - Institutional Class	0.93%	(1.63)%	(1.45)%	2.65%	(5.55)%	N/A
Pacific Financial International Fund - Investor Class	0.58%	(2.45)%	(2.14)%	1.91%	N/A	(0.28)%
MSCI EAFE Net Total Return Index **	(0.16)%	(3.23)%	(1.31)%	4.99%	(0.51)%	6.62%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.53% for Institutional Class Shares and 3.28% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The MSCI EAFE Net Total Return Index is a market-weighted index composed of companies representative of the market structure of 21 developed market countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of October 31, 2016	% of Net Assets
Mutual Funds - Equity Funds	99.72%
Money Market Fund	0.53%
Liabilities in Excess of other Assets	-0.25%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures* for the periods ended October 31, 2016, compared to its benchmark:

			Annualized Three	Annualized Five	Annualized Since	Annualized Since
	Six Months	One Year	Year	Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Strategic Conservative Fund - Institutional Class	2.05%	3.01%	1.54%	2.29%	2.30%	N/A
Pacific Financial Strategic Conservative Fund - Investor Class	1.82%	2.52%	0.87%	1.59%	N/A	2.17%
Barclays U.S. Intermediate Government/Credit Index **	1.06%	3.19%	2.44%	2.30%	4.13%	3.63%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.70% for Institutional Class Shares and 2.20% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Barclays U.S. Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of October 31, 2016	% of Net Assets
Mutual Funds - Debt Funds	84.57%
Mutual Funds - Asset Allocation Fund	7.95%
Exchange Traded Funds - Debt Fund	5.48%
Money Market Fund	1.89%
Assets in Excess of Liabilities	0.11%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures* for the periods ended October 31, 2016, compared to its benchmark:

			Annualized Three	Annualized	Annualized Since	Annualized Since
	Six Month	One Year	Year	Five Year	Inception (7/2/07)	Inception (1/2/09)
Pacific Financial Tactical Fund - Institutional Class	0.94%	0.63%	0.39%	1.62%	0.88%	N/A
Pacific Financial Tactical Fund - Investor Class	0.54%	(0.09)%	(0.38)%	0.87%	N/A	1.00%
B of A Merrill Lynch 3 Month Treasury Bill Index **	4.06%	0.31%	0.12%	0.11%	0.58%	0.12%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.31% for Institutional Class Shares and 3.06% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees and expenses.

Holdings By Asset Class as of October 31, 2016	% of Net Assets
Mutual Funds - Debt Funds	58.82%
Mutual Funds - Equity Funds	30.87%
Mutual Funds - Asset Allocation Fund	7.91%
Liabilities in Excess of other Assets	2.40%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL FAITH AND VALUES BASED MODERATE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures* for the periods ended October 31, 2016, compared to its benchmark:

			Start of Performance
	Six Months	One Year	(12/3/14) **
Pacific Financial Faith & Values Based Moderate Fund - Investor Class	1.75%	0.92%	(0.49)%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index ***	2.57%	3.97%	3.19%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.68% for Institutional Class Shares and 3.43% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	The Fund commenced operations on May 31, 2013. Start of performance is December 3, 2014.

***	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of October 31, 2016	% of Net Assets
Mutual Funds - Equity Funds	66.70%
Mutual Funds - Debt Funds	26.32%
Mutual Funds - Asset Allocation Fund	7.61%
Money Market Fund	0.73%
Assets in Excess of Liabilities	-1.36%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures* for the periods ended October 31, 2016, compared to its benchmark:

			Start of Performance
	Six Months	One Year	(10/6/15) **
Pacific Financial Dynamic Allocation Fund - Institutional Class	1.77%	1.84%	3.67%
Pacific Financial Dynamic Allocation Fund - Investor Class	1.38%	1.11%	2.89%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index **	2.57%	3.97%	7.54%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.68% for Institutional Class Shares and 2.43% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of October 31, 2016	% of Net Assets
Mutual Funds - Asset Allocation Funds	75.62%
Exchange Traded Funds - Equity Fund	12.00%
Exchange Traded Funds - Debt Fund	7.96%
Mutual Funds - Equity Fund	4.04%
Money Market Fund	0.51%
Assets in Excess of Liabilities	-0.13%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2016

The Fund’s performance figures* for the periods ended October 31, 2016, compared to its benchmark:

		Start of Performance
	Six Month	(12/1/15) **
Pacific Financial Flexible Growth & Income Fund - Institutional Class	2.57%	0.74%
Pacific Financial Flexible Growth & Income Fund - Investor Class	2.06%	(0.03)%
Blend 50% S&P 500 TR/ 50% Barclays Intermediate Government Credit Index **	2.57%	3.83%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 1.78% for Institutional Class Shares and 2.53% for Investor Class shares per the August 29, 2016 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	50% - The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses. 50% - The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Top Holdings By Asset Class as of October 31, 2016	% of Net Assets
Mutual Funds - Equity Funds	39.54%
Mutual Funds - Debt Funds	22.43%
Mutual Funds - Alternative Funds	19.48%
Exchange Traded Funds - Equity Fund	8.92%
Mutual Funds - Asset Allocation Fund	8.13%
Money Market Fund	1.93%
Liabilities in Excess of other Assets	-0.43%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 82.80%
	EQUITY FUNDS - 82.80%
184,763	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF *	$7,878,294
278,104	iShares Core S&P Mid-Cap ETF *	41,874,119
322,618	iShares Core S&P Small-Cap ETF *	38,285,078
156,463	iShares Morningstar Mid-Cap ETF *	23,356,797
279,337	iShares S&P 500 Growth ETF *	33,271,830
268,959	Powershares QQQ Trust Series 1	31,465,514
291,588	Powershares S&P Mid-Cap Low Volatility Portfolio	11,150,325
512,847	Schwab U.S. Large-Cap Value ETF	23,088,321
234,375	SPDR Russell 2000 Low Volatility ETF	18,924,609
188,369	Vanguard S&P 500 ETF *	36,756,443
245,220	Vanguard S&P 500 Growth ETF *	26,196,853
403,460	Vanguard Value ETF	34,717,733
	TOTAL EXCHANGE TRADED FUNDS (Cost - $329,039,284)	326,965,916

	MUTUAL FUNDS - 15.91%
	EQUITY FUNDS - 15.91%
2,035,328	DoubleLine Shiller Enhanced CAPE - Institutional Class	26,744,207
347,179	JPMorgan Disciplined Equity Fund - Institutional Class	7,769,859
195,623	Vanguard Strategic Equity Fund - Investor Class	5,757,195
233,458	Vanguard Structured Broad Market Fund - Institutional Class	7,664,448
368,140	Vanguard Structured Large Cap Equity Fund - Institutional Class	14,891,274
	TOTAL MUTUAL FUNDS (Cost - $61,758,195)	62,826,983

	SHORT-TERM INVESTMENTS - 11.41%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 9.95%
8,117,070	Dreyfus Government Cash Management - Institutional Class, 0.02%**	8,117,070
31,199,931	Milestone Treasury Obligations Portfolio - Institutional Class, 0.16%** (a)	31,199,931
		39,317,001
	MONEY MARKET FUND - 1.46%
5,753,255	Milestone Treasury Obligations Portfolio - Institutional Class, 0.16%** (a)	5,753,255

	TOTAL SHORT-TERM INVESTMENTS (Cost - $45,070,256)	45,070,256

	TOTAL INVESTMENTS - 110.12% (Cost - $435,867,735) (b)	$434,863,155
	OTHER ASSETS AND LIABILITIES - NET - (10.12)%	(39,972,692)
	TOTAL NET ASSETS - 100.00%	$394,890,463

ETF - Exchange Traded Fund

*	All or a portion of the security is on loan. Total loaned securities had a value of $38,479,116 at October 31, 2016.

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $436,080,695 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$4,920,025
Unrealized depreciation	(6,137,565)
Net unrealized depreciation	$(1,217,540)

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 99.11%
	CONSUMER DEFENSIVE - 4.35%
99,385	Consumer Staples Select Sector SPDR Fund *	$5,247,528

	ENERGY - 14.64%
137,746	Energy Select Sector SPDR Fund*	9,452,130
178,073	First Trust North America Energy Infractructure Fund*	4,410,868
157,182	Global X Lithium ETF	3,784,943
		17,647,941
	FINANCIAL SERVICES - 12.90%
45,046	SPDR S&P Insurance ETF*	3,346,918
242,785	Vanguard Financials ETF*	12,207,230
		15,554,148
	HEALTH & BIOTECHNOLOGY - 14.80
121,337	Health Care Select Sector SPDR Fund*	8,173,260
8,657	iShares Nasdaq Biotechnology Fund*	2,222,079
28,963	iShares U.S. Medical Devices Fund*	3,906,529
70,401	SPDR S&P Health Care Services ETF	3,546,802
		17,848,670
	INDUSTRIAL - 2.02%
42,494	Industrial Select Sector SPDR Fund *	2,431,082

	LEISURE - 8.32%
128,531	Consumer Discretionary Select Sector SPDR Fund *	10,038,271

	MID CAP GROWTH & INCOME - 5.26%
165,728	PowerShares S&P MidCap Low Volatility Portfolio*	6,337,439

	REAL ESTATE - 2.84%
132,923	iShares U.S. Home Construction ETF*	3,426,755

	SMALL CAP GROWTH & INCOME - 4.36%
138,563	PowerShares S&P SmallCap Low Volatility Portfolio*	5,247,381

	TECHNOLOGY - 25.20%
34,764	Guggenheim S&P 500 Equal Weight Technology ETF*	3,637,357
564,043	Technology Select Sector SPDR Fund	26,746,919
		30,384,276
	UTILITY - 4.42%
145,920	First Trust ISE Water Index Fund	5,331,917

	TOTAL EXCHANGE TRADED FUNDS (Cost - $117,246,161)	119,495,408

	SHORT-TERM INVESTMENTS - 26.92%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 25.78%
7,589,065	Dreyfus Government Cash Management - Institutional Class, 0.01%**	7,589,065
23,499,979	Milestone Treasury Obligations Portfolio - Institutional Class, 0.16%** (a)	23,499,979
		31,089,044
	MONEY MARKET FUND -1.14%
1,370,790	Milestone Treasury Obligations Portfolio - Institutional Class, 0.10%** (a)	1,370,790

	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,459,834)	32,459,834

	TOTAL INVESTMENTS - 126.03% (Cost - $149,705,995) (b)	$151,955,242
	OTHER ASSETS AND LIABILITIES - NET - (26.03)%	(31,387,381)
	TOTAL NET ASSETS - 100.00%	$120,567,861

See accompanying notes to financial statements.

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)	October 31, 2016

ETF - Exchange Traded Fund

*	All or a portion of the security is on loan. Total loaned securities had a value of $34,859,980 at October 31, 2016.

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $149,705,995 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$3,890,878
Unrealized depreciation	(1,641,631)
Net unrealized appreciation	$2,249,247

See accompanying notes to financial statements.

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 99.72%
	EQUITY FUNDS - 99.72%
723,080	Brown Advisory - WMC Strategic European Equity Fund - Institutional Class	$7,136,798
343,587	FMI International Fund - Retail Class	10,431,291
44,925	Janus Global Life Sciences Fund - Institutional Class	2,028,798
483,826	JOHCM International Select Fund - Institutional Class	9,347,515
394,772	Matthews Japan Fund - Institutional Class ^	8,163,894
284,397	MFS International Value Fund - Institutional Class	10,334,980
418,377	Oberweis International Opportunities Fund - Retail Class	8,798,472
255,887	T Rowe Price International Funds - European Stock Fund - Retail Class	4,470,350
278,294	Thornburg Global Opportunities Fund - Institutional Class	7,026,924
	TOTAL MUTUAL FUNDS (Cost - $68,531,313)	67,739,022

	SHORT-TERM INVESTENTS - 0.53%
	MONEY MARKET FUND - 0.53%
360,915	Milestone Treasury Obligations Portfolio, 0.10%** (a) (Cost - $360,915)	360,915

	TOTAL INVESTMENTS - 100.25% (Cost - $68,892,228) (b)	$68,099,937
	OTHER ASSETS AND LIABILITIES - NET - (0.25)%	(169,114)
	TOTAL NET ASSETS - 100.00%	$67,930,823

^	Non-Income producing security.

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $68,893,009 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$1,608,586
Unrealized depreciation	(2,401,658)
Net unrealized depreciation	$(793,072)

See accompanying notes to financial statements.

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUND - 5.48%
	DEBT FUND - 5.48%
115,078	SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF	$3,988,603
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,933,440)

	MUTUAL FUNDS - 92.52%
	ASSET ALLOCATION FUND - 7.95%
533,769	Touchstone Flexible Income Fund - Institutional Class	5,780,715

	DEBT FUNDS - 84.57%
470,008	BlackRock Total Return Fund - Institutional Class	5,569,595
204,294	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	2,841,730
861,018	DoubleLine Total Return Bond Fund - Institutional Class	9,342,050
144,132	Guggenheim Floating Rate Strategies Fund - Institutional Class	3,744,540
355,650	Guggenheim- Total Return Bond Fund - Institutional Class	9,631,001
738,153	JPMorgan Mortgage-Backed Securities Fund - Institutional Class	8,392,802
761,595	PIMCO Income Fund - Institutional Class	9,184,833
337,580	PIMCO Mortgage Opportunities Fund - Institutional Class	3,777,520
873,076	TCW Total Return Bond Fund - Retail Class	9,018,882
		61,502,953

	TOTAL MUTUAL FUNDS (Cost - $66,808,532)	67,283,668

	SHORT-TERM INVESTMENT - 1.89%
	MONEY MARKET FUND - 1.89%
1,376,571	Milestone Treasury Obligations Portfolio - Institutional Class, 0.16%** (a)	1,376,571
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,376,571)

	TOTAL INVESTMENTS - 99.89% (Cost - $72,118,543) (b)	$72,648,842
	OTHER ASSETS AND LIABILITIES - NET - 0.11%	76,705
	TOTAL NET ASSETS - 100.00%	$72,725,547

ETF - Exchange Traded Fund

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $72,176,066 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$621,041
Unrealized depreciation	(148,265)
Net unrealized appreciation	$472,776

See accompanying notes to financial statements.

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 97.60%
	ASSET ALLOCATION FUND -7.91%
801,282	Gabelli ABC Fund - Advisor Class	$8,116,989

	DEBT FUNDS - 58.82%
501,730	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	6,979,060
443,344	DFA Five-Year Global Fixed Income Portfolio - Institutional Class	4,947,719
479,945	JPMorgan Limited Duration Bond Fund - Institutional Class	4,809,049
621,638	Performance Trust Strategic Bond Fund - Retail class	14,148,472
1,347,102	PIMCO Mortgage Opportunities Fund - Institutional Class	15,074,068
831,015	Semper MBS Total Return Fund - Institutional Class	8,800,446
564,738	Zeo Strategic Income Fund - Retail Class	5,613,494
		60,372,308
	EQUITY FUND - 30.87%
1,195,249	American Century Market Neutral Value Fund - Institutional Class	13,028,211
433,835	AQR Long-Short Equity Fund - Institutional Class	5,596,468
1,006,901	Calamos Market Neutral Income Fund - Institutional Class	13,069,572
		31,694,251

	TOTAL MUTUAL FUNDS (Cost - $99,755,588)	100,183,548

	SHORT-TERM INVESTMENT - 2.17%
	MONEY MARKET FUND - 2.17%
2,224,967	Milestone Treasury Obligations Portfolio - Institutional Class, 0.10%* (a) (Cost - $2,224,967)	2,224,967

	TOTAL INVESTMENTS - 99.77% (Cost - $101,980,555) (b)	$102,408,515
	OTHER ASSETS AND LIABILITIES - NET - 0.23%	236,278
	TOTAL NET ASSETS - 100.00%	$102,644,793

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $101,983,016 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$829,365
Unrealized depreciation	(403,866)
Net unrealized appreciation	$425,499

See accompanying notes to financial statements.

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2016

Shares	Description	Value
	MUTUAL FUNDS - 100.63%
	ASSET ALLOCATION FUND - 7.61%
80,998	Eventide Multi-Asset Income Fund - Class I	$848,855

	DEBT FUNDS - 26.32%
36,602	GuideStone Medium-Duration Bond Fund - Retail Class	546,832
22,728	New Covenant Income Fund - Retail Class	533,887
176,487	Praxis Impact Bond Fund - Institutional Class	1,856,640
		2,937,359
	EQUITY FUNDS - 66.70%
39,114	Ave Maria Rising Dividend Fund - Retail Class	649,683
170,456	GuideStone Defensive Market Strategies Fund - Investor Class	2,048,884
54,290	GuideStone Funds - Equity Index Fund - Investor Class	1,288,310
53,778	Praxis Growth Index Fund - Institutional Class	1,000,810
84,532	Praxis Value Index Fund - Institutional Class	1,009,308
13,852	Steward Global Equity Income Fund - Institutional Class	407,388
75,177	Steward Small-Mid Cap Enhanced Fund - Institutional Class	1,038,942
		7,443,325

	TOTAL MUTUAL FUNDS (Cost - $10,974,744)	11,229,539

	SHORT-TERM INVESTMENT - 0.73%
	MONEY MARKET FUND - 0.73%
80,928	Milestone Treasury Obligations Fund - Institutional Class, 0.16%** (a) (Cost - $80,928)	80,928

	TOTAL INVESTMENTS - 101.36% - (Cost - $11,055,672) (b)	$11,310,467
	OTHER ASSETS AND LIABILITIES - NET - (1.36)%	(151,387)
	TOTAL NET ASSETS - 100.00%	$11,159,080

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $11,101,147 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$284,518
Unrealized depreciation	(75,198)
Net unrealized appreciation	$209,320

See accompanying notes to financial statements.

PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 19.96%
	DEBT FUNDS - 7.96%
251,493	iShares Intermediate Government/Credit Bond ETF	$28,204,940

	EQUITY FUNDS - 12.00%
217,721	Vanguard S&P 500 ETF	42,483,899

	TOTAL EXCHANGE TRADED FUNDS (Cost - $70,030,819)	70,688,839

	MUTUAL FUNDS - 79.66%
	ASSET ALLOCATION -75.62%
1,772,488	American Balanced Fund - F-2 Class	43,851,344
1,584,642	Columbia Balanced Fund - R5 Class	58,394,050
1,692,525	Eaton Vance Balanced Fund - Institutional Class	14,149,512
571,014	Fidelity Puritan Fund - Retail Class	11,745,765
505,075	Transamerica Multi-Managed Balanced Fund - Institutional Class	12,621,818
2,125,867	Vanguard Balanced Index Fund - Institutional Class	64,711,392
1,654,110	Vanguard Tax-Managed Balanced Fund - Admiral Class	45,636,880
569,918	Wells Fargo Index Asset Allocation Fund - Administrator Class	16,681,507
		267,792,268
	EQUITY FUND - 4.04%
1,190,903	GuideStone Defensive Market Strategies Fund - Institutional Class	14,314,650

	TOTAL MUTUAL FUNDS (Cost - $279,794,019)	282,106,918

	SHORT-TERM INVESTMENTS - 0.51%
	MONEY MARKET FUND - 0.51%
1,791,232	Milestone Treasury Obligations Fund - Institutional Class, 0.16% ** (a)
	(Cost - $1,791,232)	1,791,232

	TOTAL INVESTMENTS - 100.13% (Cost - $351,616,070) (b)	$354,586,989
	OTHER ASSETS AND LIABILITIES - NET - (0.13)%	(443,195)
	TOTAL NET ASSETS - 100.00%	$354,143,794

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $351,679,654 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$3,641,393
Unrealized depreciation	(734,058)
Net unrealized appreciation	$2,907,335

See accompanying notes to financial statements.

PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)	October 31, 2016

Shares	Description	Value
	EXCHANGE TRADED FUND - 8.92%
	EQUITY FUND - 8.92%
245,155	iShares Edge MSCI Min Vol USA ETF (Cost - $11,123,521)	$10,830,948

	MUTUAL FUNDS - 89.58%
	ALTERNATIVE FUNDS - 19.48%
1,488,388	AQR Equity Market Neutral Fund - Institutional Class	17,667,165
580,753	Vivaldi Merger Arbitrage Fund	5,987,558
		23,654,723
	ASSET ALLOCATION FUND - 8.13%
810,011	Catalyst Hedged Futures Strategy Fund	9,865,934

	DEBT FUNDS - 22.43%
1,158,294	Cohen & Steers Preferred Securities and Income Fund, Inc. - Institutional Class	16,111,876
428,181	Guggenheim Floating Rate Strategies Fund - Institutional Class	11,124,139
		27,236,015
	EQUITY FUNDS - 39.54%
1,024,049	AQR Large Cap Defensive Style Fund - Institutional Class	15,893,236
1,317,527	AQR Long-Short Equity Fund - Institutional Class	16,996,103
631,203	Fidelity Real Estate Income Fund - Institutional Class	7,568,128
546,057	Lazard Global Listed Infrastructure Portfolio - Institutional Class	7,551,971
		48,009,438

	TOTAL MUTUAL FUNDS (Cost - $108,336,708)	108,766,110

	SHORT-TERM INVESTMENT - 1.93%
	MONEY MARKET FUND - 1.93%
2,337,284	Milestone Treasury Obligations Fund - Institutional Class, 0.10% ** (a)
	(Cost - $2,337,284)	2,337,284

	TOTAL INVESTMENTS - 100.43% (Cost - $121,797,513) (b)	$121,934,342
	OTHER ASSETS AND LIABILITIES - NET - (0.43)%	(523,736)
	TOTAL NET ASSETS - 100.00%	$121,410,606

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2016.

(a)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $122,408,984 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$839,088
Unrealized depreciation	(1,313,730)
Net unrealized depreciation	$(474,642)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2016

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocation	Flexible Growth &
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund	Income Fund
Assets:
Investments in securities, at cost	$435,867,735	$149,705,995	$68,892,228	$72,118,543	$101,980,555	$11,055,672	$351,616,070	$121,797,513
Investments in securities, at value	$434,863,155	$151,955,242	$68,099,937	$72,648,842	$102,408,515	$11,310,467	$354,586,989	$121,934,342
Cash	—	—	—	34,284	82,730	5,022	—	—
Receivable for fund shares sold	425,158	104,623	69,208	156,994	224,832	—	358,474	122,838
Interest and dividends receivable	48,964	170	73	166,242	116,639	4,058	368	106,971
Prepaid expenses and other assets	3,297	5,836	30,191	3,856	43,641	2,287	212,203	100,053
Total Assets	435,340,574	152,065,871	68,199,409	73,010,218	102,876,357	11,321,834	355,158,034	122,264,204

Liabilities:
Collateral on securities loaned (see note 7)	39,317,001	31,089,044	—	—	—	—	—	—
Payable for fund shares redeemed	374,471	134,916	144,164	59,304	52,711	120,775	395,100	136,991
Payable for securities purchased	—	—	—	—	—	—	—	500,015
Investment advisory fees payable	316,030	103,137	56,671	46,688	89,549	10,233	297,217	101,148
Distribution (12b-1) fees payable	309,749	95,046	53,063	44,302	84,335	9,575	277,546	94,004
Payable to related parties	63,520	18,034	884	31,073	2,649	31	41,826	17,731
Accrued director/trustee fees payable	4,621	2,895	—	2,438	2,320	3,702	570	524
Accrued expenses and other liabilities	64,719	54,938	13,804	100,866	—	18,438	1,981	3,185
Total Liabilities	40,450,111	31,498,010	268,586	284,671	231,564	162,754	1,014,240	853,598

Net Assets	$394,890,463	$120,567,861	67,930,823	$72,725,547	$102,644,793	$11,159,080	$354,143,794	$121,410,606

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$390,021,468	$125,349,352	75,415,558	$77,816,774	$104,735,044	$11,164,762	$350,564,229	$121,184,695
Accumulated undistributed net investment income/(loss)	(2,213,635)	(684,859)	(1,129,612)	717,372	77,515	(131,610)	(971,747)	(371,065)
Accumulated net realized gain/(loss) on investments	8,087,210	(6,345,879)	(5,562,832)	(6,338,898)	(2,595,726)	(128,867)	1,580,393	460,147
Net unrealized appreciation/(depreciation) on investments	(1,004,580)	2,249,247	(792,291)	530,299	427,960	254,795	2,970,919	136,829

Net Assets	$394,890,463	$120,567,861	67,930,823	$72,725,547	$102,644,793	$11,159,080	$354,143,794	$121,410,606

Net Asset Value Per Share
Institutional Class Shares
Net assets	$39,902,541	$12,492,111	5,741,756	$5,009,565	$7,882,892	$—	$29,850,586	$10,925,851
Shares of Beneficial Interest Outstanding	4,261,808	1,295,799	1,057,452	533,396	815,695	—	2,888,688	1,097,339
Net asset value, offering and redemption price per share	$9.36	$9.64	5.43	$9.39	$9.66	$—	$10.33	$9.96

Investor Class Shares
Net assets	$354,987,922	$108,075,750	$62,189,067	$67,715,982	$94,761,901	$11,159,080	$324,293,208	$110,484,755
Shares of Beneficial Interest Outstanding	39,780,312	11,708,284	12,033,852	7,222,716	10,121,013	1,128,318	31,600,844	11,165,950
Net asset value, offering and redemption price per share	$8.92	$9.23	5.17	$9.38	$9.36	$9.89	$10.26	$9.89

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended October 31, 2016 (Unaudited)

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values	Pacific Financial	Pacific Financial
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate	Dynamic Allocation	Flexible Growth &
	Fund	Fund	Fund	Conservative Fund	Fund	Fund	Fund	Income Fund
Investment Income:
Dividends	$2,741,969	$1,376,299	$40,943	$1,149,174	$1,368,956	$68,590	$2,365,810	$813,735
Security Lending (Net)	90,213	140,769	—	26,913	—	—	—	—
Interest	4,729	1,164	1,020	588	1,852	80	$2,554	2,522
Total Investment Income	2,836,911	1,518,232	41,963	1,176,675	1,370,808	68,670	2,368,364	816,257

Expenses:
Investment advisory fees	1,871,973	762,172	338,792	252,441	598,328	54,567	1,423,270	491,461
Distribution (12b-1) fees - Institutional Class	50,580	21,243	7,451	6,695	13,712	—	34,001	12,564
Distribution (12b-1) fees - Investor Class	1,669,656	677,203	308,984	232,356	543,483	54,567	1,287,267	441,205
Administration service fees	206,871	84,466	37,428	37,605	65,953	6,401	156,857	54,357
Non 12b-1 Shareholder Services Fees	86,323	74,230	16,084	65,484	14,407	2,152	1,009	1,009
Custodian fees	28,683	18,714	5,246	17,937	5,451	2,106	2,117	2,117
Audit fees	21,095	14,302	3,447	11,075	1,868	—	446	3,617
Registration fees	20,637	20,110	8,707	18,652	18,148	6,636	3,117	17,579
Compliance officer fees	11,148	8,142	1,704	4,849	431	—	400	203
Printing and postage expense	9,793	4,641	2,507	8,570	1,187	—	504	504
Insurance expense	8,729	3,877	59	4,219	903	897	—	76
Trustees’ fees and expenses	8,164	7,676	6,017	7,183	7,072	7,033	5,334	6,050
Legal fees	3,063	1,145	3,687	2,819	2,373	5,014	5,042	5,042
Miscellaneous expenses	6,291	4,955	1,503	5,780	639	621	1,332	756
Total Expenses	4,003,006	1,702,876	741,616	675,665	1,273,955	139,994	2,920,696	1,036,540

Net Investment Income/(Loss)	(1,166,095)	(184,644)	(699,653)	501,010	96,853	(71,324)	(552,332)	(220,283)

Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from:
Investments	9,179,987	8,982,750	46,687	75,975	(441,087)	(2,544)	1,003,970	1,180,176
Distributions received from underlying investment companies	—	—	—	—	—	7,394	265,219	52,347
Total realized gain/(loss)	9,179,987	8,982,750	46,687	75,975	(441,087)	4,850	1,269,189	1,232,523
Net change in unrealized appreciation/(depreciation) of:
Investments	1,745,220	(3,916,340)	1,083,551	490,533	1,077,381	239,164	911,125	603,026
Net Realized and Unrealized Gain	10,925,207	5,066,410	1,130,238	566,508	636,294	244,014	2,180,314	1,835,549

Net Increase in Net Assets Resulting From Operations	$9,759,112	$4,881,766	$430,585	$1,067,518	$733,147	$172,690	$1,627,982	$1,615,266

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Financial		Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund		Strategic Conservative Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2016	April 30,	October 31, 2016	April 30,	October 31, 2016	April 30,	October 31, 2016	April 30,
	(Unaudited)	2016	(Unaudited)	2016	(Unaudited)	2016	(Unaudited)	2016
Operations:
Net investment income/(loss)	$(1,166,095)	$(1,961,315)	$(184,644)	$(846,104)	$(699,653)	$(323,150)	$501,010	$1,526,534
Distributions received from underlying investment companies	—	5,050,957	—	160,206	—	569,012	—	11,127
Net realized gain/(loss) from investments	9,179,987	(6,143,734)	8,982,750	(13,995,955)	46,687	(3,313,794)	75,975	(3,761,167)
Net change in unrealized appreciation/ (depreciation) on investments	1,745,220	(8,698,106)	(3,916,340)	(273,419)	1,083,551	(2,896,500)	490,533	14,623
Net Increase/(Decrease) in Net Assets Resulting From Operations	9,759,112	(11,752,198)	4,881,766	(14,955,272)	430,585	(5,964,432)	1,067,518	(2,208,883)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	—	—	—	—	—	—	(43,603)	(287,450)
Investor Class	—	—	—	—	—	—	(400,367)	(1,298,180)
Net Realized Gains:
Institutional Class	—	(1,019,517)	—	(1,405,524)	—	—	—	—
Investor Class	—	(6,947,739)	—	(9,051,431)	—	—	—	—
Total Distributions to Shareholders	—	(7,967,256)	—	(10,456,955)	—	—	(443,970)	(1,585,630)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	7,617,311	15,180,291	804,042	6,810,812	506,798	1,085,153	360,127	3,433,344
Investor Class	124,322,738	206,726,643	33,528,157	107,232,059	12,071,341	31,110,990	24,601,594	85,761,214
Reinvestment of dividends and distributions
Institutional Class	—	1,001,767	—	1,389,382	—	—	42,628	278,599
Investor Class	—	6,882,370	—	8,792,312	—	—	397,147	1,280,732
Cost of shares redeemed
Institutional Class	(8,737,264)	(24,824,469)	(8,471,712)	(20,235,170)	(859,790)	(3,180,026)	(828,500)	(24,372,387)
Investor Class	(75,629,340)	(166,893,285)	(70,777,413)	(120,465,576)	(9,323,387)	(10,936,504)	(10,652,902)	(179,113,462)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	47,573,445	38,073,317	(44,916,926)	(16,476,181)	2,394,962	18,079,613	13,920,094	(112,731,960)

Total Increase/(Decrease) in Net Assets	57,332,557	18,353,863	(40,035,160)	(41,888,408)	2,825,547	12,115,181	14,543,642	(116,526,473)

Net Assets:
Beginning of Year	337,557,906	319,204,043	160,603,021	202,491,429	65,105,276	52,990,095	58,181,905	174,708,378
End of Year **	$394,890,463	$337,557,906	$120,567,861	$160,603,021	$67,930,823	$65,105,276	$72,725,547	$58,181,905
** Includes accumulated net investment income/(loss) at end of year	$(2,213,635)	$(1,047,540)	$(684,859)	$(500,215)	$(1,129,612)	$(429,959)	$717,372	$660,332

Share Activity
Institutional Class:
Shares Sold	797,428	1,710,648	82,627	703,755	92,145	204,449	38,227	366,294
Shares Reinvested	—	108,534	—	143,680	—	—	4,528	29,926
Shares Redeemed	(917,280)	(2,684,706)	(852,071)	(2,196,414)	(156,811)	(600,812)	(87,947)	(2,604,875)
Net decrease in shares of beneficial interest outstanding	(119,852)	(865,524)	(769,444)	(1,348,979)	(64,666)	(396,363)	(45,192)	(2,208,655)

Investor Class:
Shares Sold	13,817,459	23,577,606	3,599,715	11,321,302	2,324,172	5,898,134	2,619,687	9,175,136
Shares Reinvested	—	777,669	—	944,394	—	—	42,287	138,270
Shares Redeemed	(8,349,624)	(18,700,069)	(7,448,216)	(13,505,908)	(1,792,106)	(2,125,382)	(1,132,678)	(19,222,708)
Net increase/(decrease) in shares of beneficial interest outstanding	5,467,835	5,655,206	(3,848,501)	(1,240,212)	532,066	3,772,752	1,529,296	(9,909,302)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Pacific Financial		Pacific Financial		Pacific Financial		Pacific Financial Flexible
	Tactical Fund		Faith & Values Based Moderate Fund		Dynamic Allocation Fund		Growth & Income Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2016	April 30,	October 31, 2016	April 30,	October 31, 2016	April 30,	October 31, 2016	April 30,
	(Unaudited)	2016	(Unaudited)	2016	(Unaudited)	2016	(Unaudited)	2016
Operations:
Net investment income/(loss)	$96,853	$1,077,637	$(71,324)	$(86,131)	$(552,332)	$100,831	$(220,283)	$292,990
Distributions received from underlying investment companies	—	291,549	7,394	197,666	265,219	1,990,861	52,347	350,362
Net realized gain/(loss) from investments	(441,087)	(1,903,839)	(2,544)	(323,934)	1,003,970	(1,462,535)	1,180,176	(1,122,738)
Net change in unrealized appreciation/ (depreciation) on investments	1,077,381	(693,773)	239,164	(27,062)	911,125	2,059,794	603,026	(466,197)
Net Increase/(Decrease) in Net Assets Resulting From Operations	733,147	(1,228,426)	172,690	(239,461)	1,627,982	2,688,951	1,615,266	(945,583)

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	—	(176,210)	—	—	—	(87,177)	—	(52,952)
Investor Class	—	(963,137)	—	—	—	(510,373)	—	(390,820)
Net Realized Gains:
Institutional Class	—	—	—	—	—	(24,403)	—	—
Investor Class	—	—	—	—	—	(192,719)	—	—
Return of Capital:
Institutional Class	—	(9,436)	—	—	—	—	—	(29,920)
Investor Class	—	(62,463)	—	—	—	—	—	(239,810)
Total Distributions to Shareholders	—	(1,211,246)	—	—	—	(814,672)	—	(713,502)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	418,891	10,208,466	—	—	9,794,542	25,079,810	3,169,304	9,653,955
Investor Class	44,083,554	126,292,373	1,922,433	5,887,117	149,089,709	212,852,048	47,540,664	77,746,391
Reinvestment of dividends and distributions
Institutional Class	—	185,203	—	—	—	110,339	—	82,813
Investor Class	—	1,019,782	—	—	—	700,741	—	628,769
Cost of shares redeemed
Institutional Class	(5,683,613)	(6,240,412)	—	—	(3,683,955)	(2,027,966)	(1,304,445)	(716,336)
Investor Class	(58,870,595)	(43,645,299)	(1,104,043)	(1,373,507)	(24,318,517)	(16,955,218)	(8,729,149)	(6,617,541)
Net Increase/(Decrease) in Net Assets From Share Transactions of Beneficial Interest	(20,051,763)	87,820,113	818,390	4,513,610	130,881,779	219,759,754	40,676,374	80,778,051

Total Increase/(Decrease) in Net Assets	(19,318,616)	85,380,441	991,080	4,274,149	132,509,761	221,634,033	42,291,640	79,118,966

Net Assets:
Beginning of Period	121,963,409	36,582,968	10,168,000	5,893,851	221,634,033	—	79,118,966	—
End of Period **	$102,644,793	$121,963,409	$11,159,080	$10,168,000	$354,143,794	$221,634,033	$121,410,606	$79,118,966
** Includes accumulated net investment income/(loss) at end of period	$77,515	$(19,338)	$(131,610)	$(60,286)	$(971,747)	$(419,415)	$(371,065)	$(150,782)

Share Activity
Institutional Class:
Shares Sold	43,497	1,055,632	—	—	933,743	2,503,680	317,312	977,918
Shares Reinvested	—	19,312	—	—	—	10,860	—	8,390
Shares Redeemed	(588,992)	(652,555)	—	—	(354,580)	(205,015)	(131,557)	(74,724)
Net increase/(decrease) in shares of beneficial interest outstanding	(545,495)	422,389	—	—	579,163	2,309,525	185,755	911,584

Investor Class:
Shares Sold	4,713,871	13,421,851	194,029	604,956	14,367,069	21,237,550	4,798,333	7,877,131
Shares Reinvested	—	109,068	—	—	—	69,039	—	63,705
Shares Redeemed	(6,283,750)	(4,677,293)	(110,804)	(145,596)	(2,356,802)	(1,716,012)	(884,515)	(688,704)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,569,879)	8,853,626	83,225	459,360	12,010,267	19,590,577	3,913,818	7,252,132

(a)	The inception date of Pacific Financial Dynamic Allocation Fund is September 17, 2015. The Fund commenced operations on October 6, 2015.

(b)	The inception date of Pacific Financial Flexible Growth & Income Fund is November 20, 2015. The Fund commenced operations on December 1, 2015.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.07		$9.70	$9.65	$9.21	$8.50	$8.96
Activity from investment operations:
Net investment income/(loss) (1)	0.00	(8)	(0.01)	0.05	(0.01)	0.16	(0.04)
Net realized and unrealized gain/(loss)	0.29		(0.35)	0.68	1.57	0.91	(0.42)
Total from investment operations	0.29		(0.36)	0.73	1.56	1.07	(0.46)

Less distributions from:
Net Investment Income	—		—	(0.12)	(0.09)	(0.06)	—
Net Realized Gains	—		(0.27)	(0.56)	(1.03)	(0.30)	—
Total distributions	—		(0.27)	(0.68)	(1.12)	(0.36)	—

Net asset value, end of period	$9.36		$9.07	$9.70	$9.65	$9.21	$8.50

Total return (2,3)	3.20%		-3.75%	7.51%	16.96%	13.15%	-5.13%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$39,903		$39,752	$50,921	$50,931	$44,641	$47,280
Ratios of expenses to average net assets: (4)	1.46	% (6)	1.49%	1.51%	1.53%	1.65%	1.64%
Ratios of net investment income/(loss) to average net assets: (4,5)	0.03	% (6)	-0.07%	0.47%	-0.13%	1.93%	-0.48%
Portfolio turnover rate	74	% (7)	90%	137%	267%	400%	454%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

(8)	Per share amounts represent less than $0.005 per share.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$8.68		$9.36	$9.36	$8.98	$8.32	$8.83
Activity from investment operations:
Net investment income/(loss) (1)	(0.03)		(0.06)	(0.01)	(0.09)	0.12	(0.09)
Net realized and unrealized gain/(loss)	0.27		(0.35)	0.65	1.54	0.87	(0.42)
Total from investment operations	0.24		(0.41)	0.64	1.45	0.99	(0.51)

Less distributions from:
Net Investment Income	—		—	(0.08)	(0.04)	(0.03)	—
Net Realized Gains	—		(0.27)	(0.56)	(1.03)	(0.30)	—
Total distributions	—		(0.27)	(0.64)	(1.07)	(0.33)	—

Net asset value, end of period	$8.92		$8.68	$9.36	$9.36	$8.98	$8.32

Total return (2,3)	2.76%		-4.43%	6.71%	16.18%	12.28%	-5.78%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$354,988		$297,806	$268,283	$138,936	$71,018	$35,254
Ratios of expenses to average net assets: (4)	2.21	% (6)	2.24%	2.26%	2.27%	2.40%	2.40%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.71	% (6)	-0.70%	-0.05%	-0.90%	1.41%	-1.17%
Portfolio turnover rate	74	% (7)	90%	137%	267%	400%	454%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.44		$10.28	$9.69	$8.81	$7.89	$8.75
Activity from investment operations:
Net investment income/(loss) (1)	0.02		0.02	(0.01)	(0.05)	0.16	(0.02)
Net realized and unrealized gain/(loss)	0.18		(0.43)	1.15	1.55	0.89	(0.84)
Total from investment operations	0.20		(0.41)	1.14	1.50	1.05	(0.86)

Less distributions from:
Net Investment Income	—		—	—	(0.06)	(0.09)	—
Net Realized Gains	—		(0.43)	(0.55)	(0.56)	(0.04)	—
Total distributions	—		(0.43)	(0.55)	(0.62)	(0.13)	—

Net asset value, end of period	$9.64		$9.44	$10.28	$9.69	$8.81	$7.89

Total return (2,3)	2.12%		-4.04%	11.81%	16.94%	13.48%	-9.83%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$12,492		$19,496	$35,095	$31,049	$20,530	$16,752
Ratios of expenses to average net assets: (4)	1.56	% (6)	1.50%	1.53%	1.57%	1.70%	1.71%
Ratios of net investment income/(loss) to average net assets: (4,5)	0.43	% (6)	0.21%	-0.06%	-0.48%	2.01%	-0.25%
Portfolio turnover rate	71	% (7)	171%	227%	300%	466%	790%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.07		$9.97	$9.48	$8.66	$7.78	$8.68
Activity from investment operations:
Net investment income/(loss) (1)	(0.02)		(0.05)	(0.07)	(0.12)	0.11	(0.07)
Net realized and unrealized gain/(loss)	0.18		(0.42)	1.11	1.51	0.86	(0.83)
Total from investment operations	0.16		(0.47)	1.04	1.39	0.97	(0.90)

Less distributions from:
Net Investment Income	—		—	—	(0.01)	(0.05)	—
Net Realized Gains	—		(0.43)	(0.55)	(0.56)	(0.04)	—
Total distributions	—		(0.43)	(0.55)	(0.57)	(0.09)	—

Net asset value, end of period	$9.23		$9.07	$9.97	$9.48	$8.66	$7.78

Total return (2,3)	1.76%		-4.78%	11.01%	16.04%	12.59%	-10.37%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$108,076		$141,107	$167,396	$76,624	$31,326	$12,550
Ratios of expenses to average net assets: (4)	2.32	% (6)	2.25%	2.27%	2.33%	2.45%	2.46%
Ratios of net investment income/(loss) to average net assets: (4,5)	-0.33	% (6)	-0.51%	-0.76%	-1.27%	1.43%	-0.94%
Portfolio turnover rate	71	% (7)	171%	227%	300%	466%	790%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,		April 30,	April 30,	April 30,
	(Unaudited)		2016	2015		2014	2013	2012

Net asset value, beginning of period	$5.38		$5.92	$5.79		$5.23	$4.84	$6.39
Activity from investment operations:
Net investment income/(loss) (1)	(0.04)		0.01	(0.00	) (2)	0.01	0.05	(0.01)
Net realized and unrealized gain/(loss)	0.09		(0.55)	0.13		0.60	0.34	(1.53)
Total from investment operations	0.05		(0.54)	0.13		0.61	0.39	(1.54)

Less distributions from:
Net Investment Income	—		—	—		(0.01)	—	(0.01)
Return of Capital	—		—	—		(0.04)	—	—
Total distributions	—		—	—		(0.05)	—	(0.01)

Net asset value, end of period	$5.43		$5.38	$5.92		$5.79	$5.23	$4.84

Total return (3,4)	0.93%		-9.12%	2.25%		11.61%	8.06%	-24.15%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$5,742		$6,033	$8,983		$7,117	$4,750	$4,842
Ratios of gross expenses to average net assets: (5)	1.49	% (8)	1.55%	1.59%		1.71%	2.05%	1.91%
Ratios of net expenses to average net assets: (5)	1.49	% (8)	1.55%	1.59%		1.71%	2.05%	1.99	% (6)
Ratios of net investment income/(loss) to average net assets: (5,7)	-1.37	% (8)	0.11%	-0.01%		0.15%	1.02%	-0.22%
Ratios of net investment income/(loss) to average net assets - pre waiver/recapture: (5,7)	-1.37	% (8)	0.11%	-0.01%		0.15%	1.02%	-0.14%
Portfolio turnover rate	25	% (9)	55%	158%		136%	332%	570%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amount represents less than $0.005 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$5.14		$5.69	$5.61	$5.09	$4.74	$6.32
Activity from investment operations:
Net investment income/(loss) (1)	(0.06)		(0.03)	(0.04)	(0.03)	0.02	(0.04)
Net realized and unrealized gain/(loss)	0.09		(0.52)	0.12	0.57	0.33	(1.52)
Total from investment operations	0.03		(0.55)	0.08	0.54	0.35	(1.56)

Less distributions from:
Net Investment Income	—		—	—	—	—	(0.02)
Return of Capital	—		—	—	(0.02)	—	—
Total distributions	—		—	—	(0.02)	—	(0.02)

Net asset value, end of period	$5.17		$5.14	$5.69	$5.61	$5.09	$4.74

Total return (2,3)	0.58%		-9.67%	1.43%	10.68%	7.38%	-24.72%
Ratios/Supplemental Data:
Net assets, end of period	$62,189		$59,072	$44,007	$24,811	$11,051	$4,870
Ratios of expenses to average net assets: (4)	2.24	% (6)	2.30%	2.34%	2.46%	2.80%	2.69%
Ratios of net investment income/(loss) to average net assets: (4,5)	-2.12	% (6)	-0.64%	-0.69%	-0.48%	0.34%	-0.78%
Portfolio turnover rate	25	% (7)	55%	158%	136%	332%	570%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.29		$9.53	$9.54	$9.96	$9.59	$9.52
Activity from investment operations:
Net investment income (1)	0.10		0.17	0.19	0.17	0.34	0.29
Net realized and unrealized gain/(loss)	0.08		(0.17)	(0.03)	(0.38)	0.39	0.07
Total from investment operations	0.18		0.00	0.16	(0.21)	0.73	0.36

Less distributions from:
Net Investment Income	(0.08)		(0.24)	(0.17)	(0.15)	(0.31)	(0.29)
Net Realized Gains	—		—	—	(0.06)	(0.05)	—
Total distributions	(0.08)		(0.24)	(0.17)	(0.21)	(0.36)	(0.29)

Net asset value, end of period	$9.39		$9.29	$9.53	$9.54	$9.96	$9.59

Total return (2,3)	2.05%		0.03%	1.68%	-2.15%	7.70%	3.81%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$5,010		$5,376	$26,550	$25,567	$35,042	$32,426
Ratios of expenses to average net assets: (4)	1.56	% (6)	1.52%	1.54%	1.56%	1.65%	1.65%
Ratios of net investment income to average net assets: (4,5)	2.04	% (6)	1.77%	1.95%	1.78%	3.45%	3.04%
Portfolio turnover rate	10	% (7)	191%	188%	218%	81%	218%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.27		$9.50	$9.51	$9.93	$9.57	$9.50
Activity from investment operations:
Net investment income (1)	0.07		0.10	0.11	0.10	0.28	0.23
Net realized and unrealized gain/(loss)	0.10		(0.17)	(0.03)	(0.38)	0.38	0.05
Total from investment operations	0.17		(0.07)	0.08	(0.28)	0.66	0.28

Less distributions from:
Net Investment Income	(0.06)		(0.16)	(0.09)	(0.08)	(0.25)	(0.21)
Net Realized Gains	—		—	—	(0.06)	(0.05)	—
Total distributions	(0.06)		(0.16)	(0.09)	(0.14)	(0.30)	(0.21)

Net asset value, end of period	$9.38		$9.27	$9.50	$9.51	$9.93	$9.57

Total return (2,3)	1.82%		-0.69%	0.85%	-2.83%	6.92%	3.01%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$67,716		$52,806	$148,159	$79,845	$63,399	$28,724
Ratios of expenses to average net assets: (4)	2.06	% (6)	2.24%	2.29%	2.31%	2.40%	2.41%
Ratios of net investment income to average net assets: (4,5)	1.56	% (6)	1.06%	1.19%	1.05%	2.86%	2.40%
Portfolio turnover rate	10	% (7)	191%	188%	218%	81%	218%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.58		$9.85	$9.96	$10.09	$9.54	$9.78
Activity from investment operations:
Net investment income (1)	0.04		0.20	0.13	0.14	0.28	0.11
Net realized and unrealized gain/(loss)	0.04		(0.36)	(0.10)	(0.12)	0.48	(0.28)
Total from investment operations	0.08		(0.16)	0.03	0.02	0.76	(0.17)

Less distributions from:
Net Investment Income	—		(0.10)	(0.14)	(0.15)	(0.21)	(0.07)
Return of Capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.11)	(0.14)	(0.15)	(0.21)	(0.07)

Net asset value, end of period	$9.66		$9.58	$9.85	$9.96	$10.09	$9.54

Total return (2,3)	0.94%		-1.62%	0.31%	0.25%	7.98%	-1.76%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$7,883		$13,042	$9,246	$10,645	$9,949	$16,752
Ratios of expenses to average net assets: (4)	1.44	% (6)	1.50%	1.71%	1.70%	1.79%	1.70%
Ratios of net investment income to average net assets: (4,5)	0.74	% (6)	2.02%	1.32%	1.37%	2.87%	1.14%
Portfolio turnover rate	11	% (7)	122%	123%	117%	156%	263%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2016		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013	2012

Net asset value, beginning of period	$9.32		$9.64	$9.76	$9.91	$9.38	$9.65
Activity from investment operations:
Net investment income (1)	0.00		0.13	0.05	0.06	0.21	0.04
Net realized and unrealized gain/(loss)	0.04		(0.36)	(0.09)	(0.11)	0.46	(0.28)
Total from investment operations	0.04		(0.23)	(0.04)	(0.05)	0.67	(0.24)

Less distributions from:
Net Investment Income	—		(0.08)	(0.08)	(0.10)	(0.14)	(0.03)
Return of Capital	—		(0.01)	—	—	—	—
Total distributions	—		(0.09)	(0.08)	(0.10)	(0.14)	(0.03)

Net asset value, end of period	$9.36		$9.32	$9.64	$9.76	$9.91	$9.38

Total return (2,3)	0.54%		-2.37%	-0.41%	-0.50%	7.15%	-2.49%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$94,762		$108,922	$27,337	$20,404	$12,937	$12,556
Ratios of expenses to average net assets: (4)	2.20	% (6)	2.25%	2.46%	2.45%	2.54%	2.46%
Ratios of net investment income to average net assets: (4,5)	0.10	% (6)	1.35%	0.55%	0.61%	2.23%	0.41%
Portfolio turnover rate	11	% (7)	122%	123%	117%	156%	263%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended		Period* Ended
	October 31, 2016		April 30,		April 30,
	(Unaudited)		2016		2015

Net asset value, beginning of period	$9.73		$10.06		$10.00
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.10)		(0.09)
Net realized and unrealized gain/(loss)	0.23		(0.23)		0.19
Total from investment operations	0.16		(0.33)		0.10
Less distributions from:
Net Investment Income	—		—		(0.04)
Total distributions	—		—		(0.04)

Net asset value, end of period	$9.89		$9.73		$10.06

Total return (2,3)	1.75%		-3.28%		0.96%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$11,159		$10,168		$5,894
Ratio of net expenses to average net assets: (5)	2.55	% (6)	2.77	% (8)	3.00	% (6,9)
Ratio of gross expenses to average net assets: (5)	2.55	% (6)	2.73%		3.18	% (6)
Ratio of net investment loss to average net assets: (5,7)	-1.30	% (6)	-1.08%		-0.92	% (6)
Portfolio turnover rate	32	% (4)	84%		29	% (4)

*	The inception date of Pacific Financial Faith & Values Based Moderate Fund Investor shares is May 31, 2013. The Fund commenced operations on December 3, 2014.

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(9)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s waived/reimbursed fees.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended	Period Ended
	October 31, 2016	April 30,
	(Unaudited)	2016*

Net asset value, beginning of period	$10.15	$10.00
Activity from investment operations:
Net investment income (1)	0.02	0.05
Net realized and unrealized gain	0.16	0.16
Total from investment operations	0.18	0.21
Less distributions from:
Net Investment Income	—	(0.05)
Net Realized Gains	—	(0.01)
Total distributions	—	(0.06)

Net asset value, end of period	$10.33	$10.15

Total return (2,3)	1.77%	2.16%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$29,851	$23,442
Ratio of net expenses to average net assets: (5,6)	1.37%	1.39%
Ratio of net investment income to average net assets: (5,6,7)	0.30%	0.91%
Portfolio turnover rate (4)	16%	12%

*	The inception date of Pacific Financial Dynamic Allocation Fund Institutional shares is September 17, 2015. The Fund commenced operations on October 6, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL DYNAMIC ALLOCATION FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended	Period Ended
	October 31, 2016	April 30,
	(Unaudited)	2016*

Net asset value, beginning of period	$10.12	$10.00
Activity from investment operations:
Net investment income (1)	(0.02)	0.00 (8)
Net realized and unrealized gain	0.16	0.17
Total from investment operations	0.14	0.17
Less distributions from:
Net Investment Income	—	(0.04)
Net Realized Gains	—	(0.01)
Total distributions	—	(0.05)

Net asset value, end of period	$10.26	$10.12

Total return (2,3)	1.38%	1.73%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$324,293	$198,192
Ratio of net expenses to average net assets: (5,6)	2.12%	2.14%
Ratio of net investment income to average net assets: (5,6,7)	-0.46%	0.03%
Portfolio turnover rate (4)	16%	12%

*	The inception date of Pacific Financial Dynamic Allocation Fund Investor shares is September 17, 2015. The Fund commenced operations on October 6, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.005.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

	Institutional Class
	Six Months Ended	Period* Ended
	October 31, 2016	April 30,
	(Unaudited)	2016

Net asset value, beginning of period	$9.71	$10.00
Activity from investment operations:
Net investment income (1)	0.01	0.07
Net realized and unrealized gain/(loss)	0.24	(0.25)
Total from investment operations	0.25	(0.18)
Less distributions from:
Net Investment Income	—	(0.07)
Return of Capital	—	(0.04)
Total distributions	—	(0.11)

Net asset value, end of period	$9.96	$9.71

Total return (2,3)	2.57%	-1.79%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10,926	$8,853
Ratio of net expenses to average net assets: (5,6)	1.43%	1.47%
Ratio of net investment income to average net assets: (5,6,7)	0.20%	1.71%
Portfolio turnover rate (4)	53%	20%

*	The inception date of Pacific Financial Flexible Growth & Income Fund Institutional shares is November 20, 2015. The Fund commenced operations on December 1, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
PACIFIC FINANCIAL FLEXIBLE GROWTH & INCOME FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout the period indicated.

	Investor Class
	Six Months Ended	Period Ended
	October 31, 2016	April 30,
	(Unaudited)	2016*

Net asset value, beginning of period	$9.69	$10.00
Activity from investment operations:
Net investment income/(loss) (1)	(0.03)	0.04
Net realized and unrealized gain/(loss)	0.23	(0.24)
Total from investment operations	0.20	(0.20)
Less distributions from:
Net Investment Income	—	(0.07)
Return of Capital	—	(0.04)
Total distributions	—	(0.11)

Net asset value, end of period	$9.89	$9.69

Total return (2,3)	2.06%	-2.05%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$110,485	$70,265
Ratio of net expenses to average net assets: (5,6)	2.19%	2.22%
Ratio of net investment income/(loss) to average net assets: (5,6,7)	-0.53%	0.99%
Portfolio turnover rate (4)	53%	20%

*	The inception date of Pacific Financial Flexible Growth & Income Fund Investor shares is November 20, 2015. The Fund commenced operations on December 1, 2015.

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited)

1.	ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund” and collectively the “Funds”) is comprised of eight different actively managed funds. Each fund is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The funds are the Pacific Financial Core Equity Fund (“Core Equity Fund”), the Pacific Financial Explorer Fund (“Explorer Fund”), the Pacific Financial International Fund (“International Fund”), the Pacific Financial Strategic Conservative Fund (“Strategic Conservative Fund”), the Pacific Financial Tactical Fund (“Tactical Fund”), the Pacific Financial Faith & Values Based Moderate Fund (“Faith & Values Based Moderate Fund”), the Pacific Financial Dynamic Allocation Fund (“Dynamic Allocation Fund”), and the Pacific Financial Flexible Growth & Income Fund (“Flexible Growth & Income Fund”), (each a “Fund” and collectively the “Funds”). The Dynamic Allocation Fund commenced operations on October 6, 2015. The Flexible Growth & Income Fund commenced operations on December 1, 2015. The investment objective of each Fund is as follows:

Fund	Primary Objective
Core Equity Fund	Long-Term Capital Appreciation
Explorer Fund	Long-Term Capital Appreciation
International Fund	Long-Term Capital Appreciation
Strategic Conservative Fund	Preservation of Capital and Current Income
Tactical Fund	Long-Term Capital Appreciation
Faith & Values Based Moderate Fund	Long-Term Capital Appreciation and Current Income
Dynamic Allocation Fund	Total Return
Flexible Growth & Income Fund	Total Return

Each Fund, with the exception of Faith & Values Based Moderate Fund, currently offers two classes of shares: Institutional Shares and Investor Shares. The Faith & Values Based Moderate Fund only offers Investor Shares. Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated to each Fund’s share classes proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2016, for the Funds’ assets measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$326,965,916	$—	$—	$326,965,916
Mutual Funds	62,826,983	—	—	62,826,983
Short-Term Investments	45,070,256	—	—	45,070,256
Total	$434,863,155	$—	$—	$434,863,155

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$119,495,408	$—	$—	$119,495,408
Short-Term Investments	32,459,834	—	—	32,459,834
Total	$151,955,242	$—	$—	$151,955,242

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$67,739,022	$—	$—	$67,739,022
Short-Term Investments	360,915	—	—	360,915
Total	$68,099,937	$—	$—	$68,099,937

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,988,603	$—	$—	$3,988,603
Mutual Funds	67,283,668	—	—	67,283,668
Short-Term Investments	1,376,571	—	—	1,376,571
Total	$72,648,842	$—	$—	$72,648,842

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$100,183,548	$—	$—	$100,183,548
Short-Term Investments	2,224,967	—	—	2,224,967
Total	$102,408,515	$—	$—	$102,408,515

Pacific Financial Faith & Values Based Moderate Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$11,229,539	$—	$—	$11,229,539
Short-Term Investments	80,928	—	—	80,928
Total	$11,310,467	$—	$—	$11,310,467

Pacific Financial Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$70,688,839	$—	$—	$70,688,839
Mutual Funds	282,106,918	—	—	282,106,918
Short-Term Investments	1,791,232	—	—	1,791,232
Total	$354,586,989	$—	$—	$354,586,989

Pacific Financial Flexible Growth & Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,830,948	$—	$—	$10,830,948
Mutual Funds	108,766,110	—	—	108,766,110
Short-Term Investments	2,337,284	—	—	2,337,284
Total	$121,934,342	$—	$—	$121,934,342

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

The following amounts were transfers in/(out) of Level 2 Assets:

Pacific Financial International Fund
	Mutual Funds	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(9,347,515)	(9,347,515)
Net Transfer Into/(Out) of Level 2	$(9,347,515)	$(9,347,515)

Pacific Financial Strategic Conservative Fund
	Mutual Funds	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(9,018,882)	(9,018,882)
Net Transfer Into/(Out) of Level 2	$(9,018,882)	$(9,018,882)

Pacific Financial Tactical Fund
	Mutual Funds	Total
Transfers into Level 2 from Level 1	$—	$—
Transfers from Level 2 into Level 1	(13,069,572)	(13,069,572)
Net Transfer Into/(Out) of Level 2	$(13,069,572)	$(13,069,572)

*	Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the period. There were no transfers between levels during the period presented except for Pacific Financial International Fund. Transfers that were made out of Level 2 represent securities that were no longer fair valued using observable inputs. It is the Funds’ policy to record transfers between levels at the end of the reporting period.

Security Transactions and Related Income– Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which intends to distribute substantially all of its net investment income quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015) or expected to be taken in each Fund’s 2016 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Pacific Financial Family of Mutual Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial Family of Mutual Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2016, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Core Equity Fund	$319,118,067	$274,214,563
Explorer Fund	105,672,352	150,204,951
International Fund	19,213,836	16,569,276
Strategic Conservative Fund	19,572,298	6,267,408
Tactical Fund	12,300,199	33,923,212
Faith & Values Based Moderate Fund	4,393,470	3,499,955
Dynamic Allocation Fund	177,374,003	45,908,767
Flexible Growth & Income Fund	91,940,711	51,439,868

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor. As compensation for its services and the related expenses borne by the Advisor, the Funds, with the exception of the Strategic Conservative Fund, pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. Effective January 1, 2016, the Advisor reduced its fee for the Strategic Conservative Fund to an annual rate of 0.75% of the Fund’s average daily net assets.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

For the six months ended October 31, 2016, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
Core Equity Fund	$1,871,973
Explorer Fund	762,172
International Fund	338,792
Strategic Conservative Fund	252,441
Tactical Fund	598,328
Faith & Values Based Moderate Fund	54,567
Dynamic Allocation Fund	1,423,270
Flexible Growth & Income Fund	491,461

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2024, to waive a portion of its advisory fee for the Faith and Values Based Moderate Fund Investor Class Shares and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees associated with investments in other collective investment vehicles or derivative instruments (including for example, option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation expenses) do not exceed 3.00% and 2.25% per annum of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectfully, until August 31, 2016 and 5.00% and 4.25% of the Fund’s average daily net assets for the Investor Class and Institutional Class, respectfully, until August 31, 2024. The Advisor did not waive any portion of its Advisory fees during the six months ended October 31, 2016.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 3.00% or 2.25% of the Fund’s average daily net assets for the Investor Class or Institutional Class, respectfully (the “Expense Limitation”), the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not exceed the Expense Limitation. If a Fund’s Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for fees waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of October 31, 2016, there were no waiver amounts subject to recapture.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. Effective January 1, 2016, the fee for the Strategic Conservative Fund’s Investor Shares fee under the plan was reduced to 0.75% of the Fund’s average daily net assets. For the six months ended October 31, 2016, pursuant to the Plans, the Institutional and Investor Class shares accrued the following fees:

Fund	Institutional Class	Investor Class
Core Equity Fund	$50,580	$1,669,656
Explorer Fund	21,243	677,203
International Fund	7,451	308,984
Strategic Conservative Fund	6,695	232,356
Tactical Fund	13,712	543,483
Faith & Values Based Moderate Fund	N/A	54,567
Dynamic Allocation Fund	34,001	1,287,267
Flexible Growth & Income Fund	12,564	441,205

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS and the Distributor provides shareholder administration services to the Funds. For the six months ended October 31, 2016, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$80,755
Explorer Fund	32,501
International Fund	14,704
Strategic Conservative Fund	14,393
Tactical Fund	25,542
Faith & Values Based Moderate Fund	2,342
Dynamic Allocation Fund	60,823
Flexible Growth & Income Fund	20,982

Such fees are recorded as Non 12b-1 Shareholder Services Fees on the Statements of Operations.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended April 30, 2016 and April 30, 2015 was as follows:

	For the year or period ended April 30, 2016:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Pacific Financial Core Equity Fund	$382,475	$7,584,781	$—	$7,967,256
Pacific Financial Explorer Fund	7,031,933	3,425,022	—	10,456,955
Pacific Financial International Fund	—	—	—	—
Pacific Financial Strategic Conservative Fund	1,585,630	—	—	1,585,630
Pacific Financial Tactical Fund	1,139,347	—	71,899	1,211,246
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—
Pacific Financial Dynamic Allocation Fund	597,550	217,122	—	814,672
Pacific Financial Flexible Growth & Income Fund	443,772	—	269,730	713,502

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

	For the period ended April 30, 2015:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Pacific Financial Core Equity Fund	$14,143,452	$4,122,202	$—	$18,265,654
Pacific Financial Explorer Fund	6,465,254	2,125,884	—	8,591,138
Pacific Financial International Fund	—	—	—	—
Pacific Financial Strategic Conservative Fund	1,520,685	—	—	1,520,685
Pacific Financial Tactical Fund	335,950	—	—	335,950
Pacific Financial Faith & Values Based Moderate Fund	14,228	—	—	14,228

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Pacific Financial Core Equity Fund	$—	$—	$(1,330,068)	$(597,289)	$—	$(2,962,760)	$(4,890,117)
Pacific Financial Explorer Fund	—	—	(15,828,844)	—	—	6,165,587	(9,663,257)
Pacific Financial International Fund	—	—	(3,103,272)	(2,935,425)	—	(1,876,623)	(7,915,320)
Pacific Financial Strategic Conservative Fund	660,332	—	(2,185,138)	(4,172,212)	—	(17,757)	(5,714,775)
Pacific Financial Tactical Fund	—	—	(1,244,439)	(927,077)	—	(651,882)	(2,823,398)
Pacific Financial Faith & Values Based Moderate Fund	—	—	(148,528)	—	—	(29,844)	(178,372)
Pacific Financial Dynamic Allocation Fund	—	374,788	(419,415)	—	—	1,996,210	1,951,583
Pacific Financial Flexible Growth & Income Fund	—	—	(311,687)	—	—	(1,077,668)	(1,389,355)

The difference between book basis and tax basis unrealized appreciation/(depreciation), and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Pacific Financial Core Equity Fund	$1,047,540
Pacific Financial Explorer Fund	500,215
Pacific Financial International Fund	429,959
Pacific Financial Strategic Conservative Fund	—
Pacific Financial Tactical Fund	19,338
Pacific Financial Faith & Values Based Moderate Fund	60,286
Pacific Financial Dynamic Allocation Fund	419,415
Pacific Financial Flexible Growth & Income Fund	150,782

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Pacific Financial Core Equity Fund	$282,528
Pacific Financial Explorer Fund	15,328,629
Pacific Financial International Fund	2,673,313
Pacific Financial Strategic Conservative Fund	2,185,138
Pacific Financial Tactical Fund	1,225,101
Pacific Financial Faith & Values Based Moderate Fund	88,242
Pacific Financial Dynamic Allocation Fund	—
Pacific Financial Flexible Growth & Income Fund	160,905

At April 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

			Non-Expiring	Non-Expiring
Portfolio	2016	2017	Short-Term	Long-Term	Total
Pacific Financial Core Equity Fund	$—	$—	$597,289	$—	$597,289
Pacific Financial Explorer Fund	—	—	—	—	—
Pacific Financial International Fund	1,383,595	1,258,183	259,198	34,449	2,935,425
Pacific Financial Strategic Conservative Fund	—	—	3,868,443	303,769	4,172,212
Pacific Financial Tactical Fund	—	266,527	492,896	167,654	927,077
Pacific Financial Faith & Values Based Moderate Fund	—	—	—	—	—
Pacific Financial Dynamic Allocation Fund	—	—	—	—	—
Pacific Financial Flexible Growth & Income Fund	—	—	—	—	—

The Regulated Investment Company Modernization Act of 2010 (the “Act”) which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal years ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and tax adjustments for non-deductible expenses, resulted in reclassification for the tax year or period ended April 30, 2016 for the Funds as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Portfolio	Capital	Income (Loss)	Gains (Loss)
Pacific Financial Core Equity Fund	$(916,701)	$913,775	$2,926
Pacific Financial Explorer Fund	(345,889)	345,889	—
Pacific Financial International Fund	(186,298)	186,298	—
Pacific Financial Strategic Conservative Fund	—	—	—
Pacific Financial Tactical Fund	—	—	—
Pacific Financial Faith & Values Based Moderate Fund	(56,566)	56,566	—
Pacific Financial Dynamic Allocation Fund	(77,304)	77,304	—
Pacific Financial Flexible Growth & Income Fund	—	—	—

6.	SECURITIES LENDING

The Core Equity Fund, Explorer Fund, and Strategic Conservative Fund have entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Portfolio of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Funds may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Administrator. The Funds receive compensation relating to the lending of the Funds’ securities.

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2016. The Strategic Conservative Fund did not engage in securities lending activity during the six months ended October 31, 2016.

				Gross Amounts not Offset in the
				Statements of Assets and Liabilities
		Gross Amounts	Net Amounts of Assets
	Gross Amount of	Offset in the	Presented in the
	Recognized	Statement of Assets	Statement of Assets	Financial	Cash Collateral	Net
	Assets **	and Liabilities	and Liabilities	Instruments	Pledged (1)	Amount
Core Equity Fund	$38,479,116	$—	$38,479,116	$—	$38,479,116	$—
Explorer Fund	$34,859,980	$—	$34,859,980	$—	$34,859,980	$—

**	Included with Investments in securities on the Statements of Assets and Liabilities.

(1)	Any over-collateralization of total financial instruments is not shown.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

The following table breaks out the holdings pledged as collateral as of October 31, 2016:

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous
Core Equity
Dreyfus Government Cash Management Fund	$8,117,070
Milestone Treasury Obligations Portfolio	31,199,931
39,317,001

Explorer
Dreyfus Government Cash Management Fund	$7,589,065
Milestone Treasury Obligations Portfolio	23,499,979
31,089,044

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
October 31, 2016 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)

Institutional Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period	Ending Account Value 10/31/2016	Expenses Paid During Period

Pacific Financial Core Equity Fund*	1.46%	$1,000.00	$1,032.00	$7.48	$1,017.85	$7.43
Pacific Financial Explorer Fund*	1.56%	$1,000.00	$1,021.20	$7.95	$1,017.34	$7.93
Pacific Financial International Fund*	1.49%	$1,000.00	$1,009.30	$7.55	$1,017.69	$7.58
Pacific Financial Strategic Conservative Fund*	1.56%	$1,000.00	$1,020.50	$7.94	$1,017.34	$7.93
Pacific Financial Tactical Fund*	1.44%	$1,000.00	$1,009.40	$7.29	$1,017.95	$7.32
Pacific Financial Dynamic Allocation Fund*	1.37%	$1,000.00	$1,017.70	$6.97	$1,018.30	$6.97
Pacific Financial Flexible Growth & Income Fund*	1.43%	$1,000.00	$1,025.70	$5.99	$1,018.00	$7.27

			Actual		Hypothetical (5% return before expenses)

Investor Class	Fund’s Annualized Expense Ratio	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Expenses Paid During Period	Ending Account Value 10/31/2016	Expenses Paid During Period

Pacific Financial Core Equity Fund*	2.21%	$1,000.00	$1,027.60	$11.29	$1,014.06	$11.22
Pacific Financial Explorer Fund*	2.32%	$1,000.00	$1,017.60	$11.80	$1,013.51	$11.77
Pacific Financial International Fund*	2.24%	$1,000.00	$1,005.80	$11.32	$1,013.91	$11.37
Pacific Financial Strategic Conservative Fund*	2.06%	$1,000.00	$1,018.20	$10.48	$1,014.82	$10.46
Pacific Financial Tactical Fund*	2.20%	$1,000.00	$1,005.40	$11.12	$1,014.12	$11.17
Pacific Financial Faith & Values Moderate Fund*	2.55%	$1,000.00	$1,017.50	$12.97	$1,012.35	$12.93
Pacific Financial Dynamic Allocation Fund*	2.12%	$1,000.00	$1,013.80	$10.76	$1,014.52	$10.76
Pacific Financial Flexible Growth & Income Fund*	2.18%	$1,000.00	$1,020.60	$9.15	$1,014.17	$11.12

*	Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited)

October 31, 2016

Pacific Financial Core Equity Fund, Pacific Financial Explorer Fund, Pacific Financial International Fund, Pacific Financial Strategic Conservative Fund, Pacific Financial Tactical Fund, Pacific Financial Faith & Values Based Moderate Fund* – Adviser: The Pacific Financial Group, Inc.

In connection with the regular meeting held on February 24 & 25, 2016 the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between The Pacific Financial Group, Inc. (“PFG”) and the Trust, with respect to Pacific Financial Core Equity Fund (“Pacific Core”), Pacific Financial Explorer Fund (“Pacific Explorer”), Pacific Financial International Fund (“Pacific International”), Pacific Financial Strategic Conservative Fund (“Pacific Strategic”), Pacific Financial Tactical Fund (“Pacific Tactical”), Pacific Financial Faith & Values Based Moderate Fund (“Pacific FV Moderate”) (each a “Fund” and collectively referred to as the “Pacific Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that the adviser was founded in 1984 and currently manages approximately $1.4 billion in assets, providing a range of investment management and financial services to professional financial advisers and their clients. They reviewed the background information of the key investment personnel responsible for servicing the Pacific Funds, taking into consideration their education and noting that the team has diverse financial industry experience with a majority of the team having significant tenure with the adviser. The Trustees considered that the adviser utilizes a proprietary investment process it refers to as “Rational Analysis”, which combines financial research, technical analysis, and quantitative analysis to make investment decisions. They agreed that the adviser continues to exhibit a robust research process by providing its investment team access to various vendor based research platforms and systems so it can perform the necessary analysis, analytics, and risk analysis in selecting the Pacific Funds’ investments. They acknowledged that although not all strategy risks can be eliminated, the adviser demonstrates a solid understanding of the various risk related to each Fund and attempts to mitigate these risks through diligent monitoring of the economy, asset classes, market sectors, and Fund holdings using the available tools in its investment process and has the ability to reduce exposures or shift positions to take a more conservative or defensive position. The Trustees noted that the adviser monitors compliance with each Fund’s day-to-day activities to review and confirm that prospective trades are acceptable and within investment guidelines. They considered that the adviser selects and maintains broker-dealers based on a quarterly review and evaluation of various brokers based on qualitative, operational and service factors to determine if the criteria is being met and best execution achieved. They considered it a positive that the adviser reported no material compliance or litigation issues since the previous advisory contract approval. The Board noted its familiarity with the adviser and acknowledged the continuity and teamwork of the investment team and a strong compliance culture. The Board also noted that the adviser has continued to provide resources necessary to support its investment process, concluding that the adviser should continue to provide quality service to the Pacific Funds and their shareholders.

Performance.

The Trustees considered that each Fund is used as an asset allocation vehicle and is susceptible to wide swings in asset levels among the Pacific Funds despite growth of the fund family as a whole.

Pacific Core. The Trustees noted that the Fund is rated a one-star fund by Morningstar overall and a 2-star fund for the recent three year period. They considered that the Fund captured lower upside and generally higher downside over the 1, 3 and 5 year periods. The Trustees reviewed MPT statistics noting the Fund exhibits a Sharpe ratio of less than 1, a Sortino ratio of 1, but acknowledged that both are lower than the benchmark index and Morningstar category. The Trustees agreed that, upon a review of the Fund, the adviser is staying true to its mandate, consistent with the prospectus, and should be retained.

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

October 31, 2016

Pacific Explorer. The Trustees considered that over the recent one and three year periods, the Fund has exhibited similar upside capture and approximately the same downside capture relative to the benchmark. They noted the Fund has maintained below index Sharpe and Sortino ratios with a Sharpe ratio of less than 1 and a respectable Sortino ratio of 1.27. The Trustees noted that the Fund underperformed its benchmark and the Morningstar category over the 1, 2 and 3 year periods, but acknowledged that the level of underperformance is narrowing. The Trustees agreed that a review of the Fund shows the assets are invested in line with the objectives of the Fund as outlined in the prospectus, execution appears to be consistent with the prospectus and, therefore, the adviser should be retained.

Pacific International. The Trustees noted that the Fund underperformed its benchmarks in the most recent fiscal year. They noted the Fund experienced materially lower highs and slightly lower lows which seems to be the result of attempts to generate alpha with a different allocation than its benchmark. The Trustees noted that the adviser has made adjustments to the Fund’s strategy in an effort to bring Fund returns in line with benchmark allocations. The Trustees agreed that despite the underperformance and asset tilt, the Fund is operating within the parameters of the prospectus, and the adviser is recognizing opportunities to deliver improved performance. The Trustees concluded that the performance is reasonable and the adviser should be retained.

Pacific Strategic. The Trustees noted that the Fund captured materially less upside and similar downside relative to the Morningstar category. They further noted that the Fund continues to underperform its index, Morningstar category, and peer group, although performance is coming closer to that of the peer group over the longer term. They considered that the adviser recognizes that it managed the Fund more conservatively in anticipation of interest rate risk and is reviewing its asset allocation methodology within the parameters of the prospectus. The Trustees agreed that, although the Fund has exhibited underperformance, the adviser appears to be taking steps to improve performance, and noted the Fund is following its stated objective. The Trustees concluded that the performance is reasonable.

Pacific Tactical. The Trustees noted that over the last year the Fund underperformed its benchmark, but outperformed the Morningstar category and adviser selected peer group showing equal max downside and upside capture. They acknowledged the Fund’s performance has shown drastic improvement in recent years ranking a three-star fund overall and for the three and five year periods by Morningstar. The Trustees noted the Fund continues to show improvement versus its Morningstar category and peer group, and is following the strategy as outlined in the prospectus. The Trustees concluded that performance is reasonable and the adviser should be retained.

Pacific FV Moderate. The Trustees acknowledged the Fund’s relatively short performance history. They noted that the Fund has underperformed its benchmark, Morningstar category and peer group with modestly higher single month performance versus its benchmark. The Trustees reviewed the Fund’s use of an ethical screen noting that the screen poses a challenge to performance relative to its benchmark. The Trustees agreed that the performance is not unreasonable and the adviser should be retained.

Fees and Expenses. The Trustees noted that the advisory fee for each Fund other than Pacific Conservative is 1.00%, and the fee charged for Pacific Conservative, following a permanent fee reduction effective in January 2016, is 0.75%.

Pacific Core. The Trustees noted that the advisory fee is higher than the peer group average of 0.85% and Morningstar Large Blend category average of 0.55%. They considered, however, that the advisory fee is within the range of fees for both benchmark groups, and agreed that in light of the adviser’s active management mandate, and avoidance of indexing in the implementation of the Fund’s strategy, the Trustees agreed that the advisory fee was not unreasonable.

Pacific Explorer. The Trustees noted that the advisory fee is higher than the peer group and Morningstar US Large Blend category averages, and equal to the highest fee in the peer group, but within the range of fees charged the Morningstar category funds 0.00% - 1.24%. They considered the Fund’s net expense ratio noting it is higher than the highest expense ratio in each benchmark group presented. They considered that a significant portion of the Fund’s expenses are attributable to acquired fund fees and expenses (“AFFE”), and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees acknowledged that the advisory fee is at the high range of the peer group, but agreed that considering the adviser’s active mandate, the fee was not unreasonable.

Pacific International. The Trustees noted that the advisory fee is in line with the peer group average of 0.92% and within the range of fees charged by the peer group (0.76% - 1.07%) and Morningstar Foreign Large Blend (0.00% - 2.52%). They considered that a significant portion of the Fund’s expenses are attributable to acquired fund fees and expenses (“AFFE”), and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees agreed that, considering the adviser’s active management mandate and that it does not engage in indexing, the advisory fee was not unreasonable.

The Pacific Financial Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

October 31, 2016

Pacific Strategic. The Trustees noted the adviser voluntarily lowered the Fund’s advisory fee in January 2016 to 0.75%. They acknowledged that the fee is higher than the average of the peer group and Morningstar Intermediate Term Bond Category, but within the range of fees charged by both groups. The Trustees agreed that the advisory fee was not unreasonable.

Pacific Tactical. The Trustees noted that the advisory fee is in line with the peer group average of 0.94% and within the range of fees charged by the peer group (0.55% - 1.60%) and Morningstar Tactical Allocation (0.10% - 1.50%). They considered that a significant portion of the Fund’s expenses are attributable to AFFE costs, and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees agreed that, considering the adviser’s active management mandate and that it does not engage in indexing, the advisory fee was not unreasonable.

Pacific FV Moderate. The Trustees noted that the advisory fee is within the range of fees charged by the peer group (0.21% - 1.06%) and Morningstar Moderate Allocation (0.01% - 1.02%). They acknowledged the relatively small size of the Fund noting the impact of small asset size on overall Fund fees and expenses. They considered that a significant portion of the Fund’s expenses are attributable to AFFE costs, and considered that many peer funds, by virtue of their structure, do not have similarly high AFFE costs. The Trustees agreed that, considering the adviser’s active management and socially responsible mandate and that it does not engage in indexing, the advisory fee was not unreasonable.

Additionally, the Trustees acknowledged that the Pacific Funds are not marketed to the general public and, rather, are intended to be part of a professionally advised portfolio by financial planners who normally charge an additional fee for such services. They considered the additional services shareholders receive from the adviser and noted the adviser works with client representatives to develop strategies to meet the needs of clients invested in the Pacific Funds. After further discussion, the Trustees concluded that the management fee for each Fund was reasonable.

Economies of Scale. The Trustees considered whether economies of scale had been realized, on a fund-by-fund basis, with respect to the management of the Funds. They noted that although the fund family increased its total assets, given the adviser’s projected AUM for each Fund at the end of the current fiscal year, and the adviser’s representation that it would consider breakpoints in the future as each Fund reached a size that achieved reasonable economies of scale the current fee arrangement was acceptable. After discussion, it was the consensus of the Trustees that based on current size of each Fund, while potential economies had not been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as a Fund size materially increases.

Profitability. The Trustees reviewed the profitability analyses for each Fund provided by the adviser. The Trustees considered the adviser’s profits realized in connection with the operation of each Fund and whether the profit level represented is a fair entrepreneurial profit with respect to the services to be provided to the Funds. The Trustees noted that the adviser earned a profit from each Fund, and agreed that the profits were reasonable in each case. The Trustees concluded that the level of profit was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure was reasonable and that renewal of the advisory agreement was in the best interests of the shareholders of the Pacific Funds.

* Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Pacific Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR

The Pacific Financial Group, Inc.
777 108th Avenue NE, Suite 2100
Bellevue, WA 98004

ADMINISTRATOR

Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 1/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 1/6/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 1/6/17